T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund
March 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.7%
COMMUNICATION SERVICES 2.5%
Entertainment 0.8%
Madison Square Garden Entertainment (1) 3,850 315
Sciplay , Class A (1) 19,392 314
Take-Two Interactive Software (1) 2,787 492
Zynga, Class A (1) 34,430 352
1,473
Media 1.7%
Cable One  427 781
Gray Television  13,578 250
Liberty Broadband, Class C (1) 4,222 634
News, Class A  27,330 695
Nexstar Media Group, Class A  4,602 646
3,006
Total Communication Services 4,479
CONSUMER DISCRETIONARY 13.6%
Auto Components 1.3%
BorgWarner  12,543 581
Dorman Products (1) 4,420 454
Gentex 21,919 782
Patrick Industries  6,016 511
2,328
Distributors 0.3%
LKQ (1) 10,922 462
462
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions (1) 3,088 530
Service Corp International  10,291 525
Stride (1) 10,037 302
Terminix Global Holdings (1) 9,757 465
1,822
Hotels, Restaurants & Leisure 4.1%
Boyd Gaming (1) 13,840 816
Cedar Fair  10,760 535
Choice Hotels International  5,719 614
Churchill Downs  1,849 420
Darden Restaurants  5,254 746
Dine Brands Global  6,870 618
Domino's Pizza  1,168 430
Penn National Gaming (1) 3,274 343

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
Travel + Leisure  11,426 699
Vail Resorts  1,829 533
Wendy's  31,184 632
Wyndham Hotels & Resorts  11,590 809
7,195
Household Durables 2.2%
Helen of Troy (1) 3,140 661
KB Home  10,140 472
La-Z-Boy  11,801 501
NVR (1) 186 876
PulteGroup  18,090 949
TopBuild  (1) 1,990 417
3,876
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Class A (1) 16,410 453
Etsy (1) 4,150 837
PetMed Express (2) 4,747 167
1,457
Leisure Products 0.2%
Malibu Boats, Class A (1) 4,029 321
321
Multiline Retail 0.6%
Big Lots  5,250 359
Kohl's  10,420 621
980
Specialty Retail 1.4%
Asbury Automotive Group (1) 3,880 762
Burlington Stores (1) 1,648 493
Foot Locker  10,438 587
Rent-A-Center  9,380 541
2,383
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings (1) 11,970 610
Carter's  4,209 374
Deckers Outdoor (1) 2,439 806
PVH  6,600 698
Steven Madden  14,498 540
3,028
Total Consumer Discretionary 23,852

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
CONSUMER STAPLES 3.3%
Beverages 0.3%
Coca-Cola Consolidated  1,598 461
461
Food & Staples Retailing 1.6%
BJ's Wholesale Club Holdings (1) 17,374 779
Casey's General Stores  3,483 753
Sprouts Farmers Market (1) 13,095 349
U.S. Foods Holding (1) 23,371 891
2,772
Food Products 1.2%
Darling Ingredients (1) 8,350 614
Ingredion  3,121 281
John B. Sanfilippo & Son  2,300 208
Lamb Weston Holdings  5,822 451
Post Holdings (1) 4,646 491
2,045
Household Products 0.2%
Church & Dwight  3,173 277
277
Total Consumer Staples 5,555
ENERGY 2.7%
Energy Equipment & Services 0.5%
Cactus, Class A  16,379 502
NexTier Oilfield Solutions (1) 76,650 285
787
Oil, Gas & Consumable Fuels 2.2%
Devon Energy  28,178 616
Diamondback Energy  11,264 828
HollyFrontier  7,830 280
Magnolia Oil & Gas, Class A (1) 43,743 502
ONEOK  8,441 427
Renewable Energy Group (1) 6,180 408
Texas Pacific Land (2) 480 763
3,824
Total Energy 4,611
FINANCIALS 14.4%
Banks 7.5%
Ameris Bancorp  12,186 640
Bank of Hawaii  6,701 600
BankUnited 20,359 895

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
BOK Financial  7,113 635
City Holding  5,435 444
Commerce Bancshares  8,410 644
East West Bancorp  15,338 1,132
First Citizens BancShares , Class A  993 830
First Foundation  27,187 638
Heartland Financial USA  12,705 639
Huntington Bancshares  32,540 512
Lakeland Financial  5,060 350
Nicolet Bankshares  (1) 7,530 628
Pinnacle Financial Partners  7,360 653
Prosperity Bancshares  6,815 510
Signature Bank  5,045 1,141
Stock Yards Bancorp  10,005 511
WesBanco 9,982 360
Western Alliance Bancorp  13,453 1,270
13,032
Capital Markets 1.7%
Artisan Partners Asset Management, Class A  7,740 404
Cboe Global Markets  5,294 522
Cohen & Steers  4,280 280
FactSet Research Systems  1,681 519
MarketAxess Holdings  953 474
MSCI  614 257
Raymond James Financial  4,297 527
2,983
Consumer Finance 0.4%
PROG Holdings  8,132 352
SLM  17,452 314
666
Diversified Financial Services 0.4%
Voya Financial  10,677 679
679
Insurance 4.0%
American Financial Group  5,828 665
Arthur J Gallagher  5,881 734
Assurant  3,001 425
Everest Re Group  1,934 479
First American Financial  9,145 518
Globe Life  6,056 585
Hanover Insurance Group  4,409 571
Kemper  7,334 585
Old Republic International  22,468 491
Primerica  3,753 555

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
Reinsurance Group of America  5,177 652
Safety Insurance Group  3,511 296
Selective Insurance Group  5,206 378
6,934
Thrifts & Mortgage Finance 0.4%
Federal Agricultural Mortgage, Class C  4,434 447
Radian Group  13,771 320
767
Total Financials 25,061
HEALTH CARE 14.3%
Biotechnology 4.2%
ACADIA Pharmaceuticals (1) 6,590 170
Acceleron Pharma (1) 3,203 434
Agios Pharmaceuticals (1) 2,177 112
Alkermes  (1) 8,249 154
Allogene Therapeutics (1) 2,613 92
Blueprint Medicines (1) 2,112 205
CRISPR Therapeutics (1) 1,697 207
Denali Therapeutics (1) 3,880 222
Emergent BioSolutions  (1) 4,431 412
Enanta Pharmaceuticals (1) 664 33
Exact Sciences (1) 3,489 460
Exelixis  (1) 14,513 328
Fate Therapeutics (1) 3,980 328
FibroGen  (1) 3,682 128
Global Blood Therapeutics (1) 3,309 135
Insmed  (1) 6,831 233
Ionis Pharmaceuticals (1) 4,927 221
Iovance Biotherapeutics  (1) 6,989 221
Karyopharm Therapeutics (1)(2) 6,134 64
Kodiak Sciences (1) 4,222 479
Mirati Therapeutics (1) 1,745 299
Neurocrine Biosciences (1) 3,801 370
Prothena  (1) 3,987 100
PTC Therapeutics (1) 2,864 136
Replimune Group (1) 1,260 38
Sage Therapeutics (1) 2,208 165
Sarepta Therapeutics (1) 1,929 144
Scholar Rock Holding (1) 3,268 166
Seagen  (1) 1,271 176
TG Therapeutics (1) 4,260 205
Turning Point Therapeutics (1) 2,104 199
Ultragenyx Pharmaceutical (1) 4,344 495
uniQure  (1) 2,189 74

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
Xencor  (1) 4,468 192
7,397
Health Care Equipment & Supplies 3.2%
Cooper  975 374
Haemonetics  (1) 3,091 343
Hill-Rom Holdings  5,355 592
Hologic  (1) 5,812 432
ICU Medical (1) 1,650 339
Insulet  (1) 1,092 285
iRhythm Technologies (1) 1,510 210
Masimo  (1) 1,072 246
Merit Medical Systems (1) 7,950 476
NuVasive  (1) 5,889 386
Penumbra (1) 1,380 373
Quidel  (1) 2,147 275
STERIS  2,713 517
Teleflex  851 354
West Pharmaceutical Services  1,515 427
5,629
Health Care Providers & Services 2.3%
AMN Healthcare Services (1) 8,078 595
DaVita (1) 3,904 421
Ensign Group  8,123 762
Guardant Health (1) 2,892 442
ModivCare  (1) 3,580 530
Molina Healthcare (1) 4,118 963
Pennant Group (1) 6,795 311
4,024
Health Care Technology 0.5%
Omnicell  (1) 4,701 610
Simulations Plus  3,756 238
848
Life Sciences Tools & Services 2.5%
Avantor  (1) 14,867 430
Charles River Laboratories International (1) 3,749 1,086
Medpace Holdings (1) 5,324 873
PerkinElmer  5,674 728
PRA Health Sciences (1) 4,804 737
Repligen  (1) 2,714 528
4,382
Pharmaceuticals 1.6%
Axsome Therapeutics (1) 1,924 109
Catalent  (1) 8,111 854

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
Elanco Animal Health (1) 11,374 335
Horizon Therapeutics (1) 8,789 809
Jazz Pharmaceuticals (1) 1,469 242
Prestige Consumer Healthcare (1) 5,834 257
Reata Pharmaceuticals, Class A (1) 725 72
Supernus Pharmaceuticals (1) 3,821 100
2,778
Total Health Care 25,058
INDUSTRIALS & BUSINESS SERVICES 16.7%
Aerospace & Defense 1.7%
Aerojet Rocketdyne Holdings  11,245 528
Curtiss-Wright  4,632 549
Hexcel (1) 10,140 568
Moog, Class A  6,409 533
Teledyne Technologies (1) 1,315 544
Vectrus  (1) 5,842 312
3,034
Air Freight & Logistics 0.4%
XPO Logistics (1) 5,869 724
724
Airlines 0.7%
Alaska Air Group (1) 11,680 808
American Airlines Group (1) 19,780 473
1,281
Building Products 1.7%
Builders FirstSource  (1) 16,005 742
Fortune Brands Home & Security  7,200 690
Owens Corning  7,985 736
UFP Industries  9,722 737
2,905
Commercial Services & Supplies 1.3%
Casella Waste Systems, Class A (1) 4,549 289
IAA (1) 9,800 541
KAR Auction Services  22,148 332
Rollins  6,048 208
SP Plus (1) 10,090 331
UniFirst 2,302 515
2,216
Construction & Engineering 0.9%
Comfort Systems USA  6,586 492
EMCOR Group  5,932 665

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
Primoris Services  12,570 417
1,574
Electrical Equipment 1.5%
Array Technologies (1) 6,877 205
Atkore  (1) 12,170 875
Hubbell  4,184 782
Regal Beloit  4,811 686
2,548
Industrial Conglomerates 0.5%
Carlisle  5,010 825
825
Machinery 4.1%
Alamo Group  3,110 486
Allison Transmission Holdings  10,099 412
Barnes Group  6,834 339
Crane  7,028 660
EnPro Industries  3,250 277
Hillenbrand  8,647 413
Hydrofarm Holdings Group (1) 962 58
IDEX  1,656 347
ITT  8,383 762
Kadant 4,160 770
Lincoln Electric Holdings  3,290 404
Meritor (1) 11,690 344
Oshkosh  3,458 410
Rexnord  11,025 519
Timken  6,830 554
Toro  3,705 382
7,137
Professional Services 2.1%
ASGN (1) 6,494 620
Booz Allen Hamilton Holding  9,092 732
CACI International, Class A (1) 2,430 599
CoreLogic 6,977 553
Equifax  1,359 246
Insperity 3,677 308
Leidos Holdings  5,441 524
3,582
Road & Rail 1.4%
Kansas City Southern  3,057 807
Landstar System  3,747 619
Old Dominion Freight Line  1,618 389

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
Werner Enterprises  13,470 635
2,450
Trading Companies & Distributors 0.4%
United Rentals (1) 1,880 619
619
Total Industrials & Business Services 28,895
INFORMATION TECHNOLOGY 15.7%
Communications Equipment 0.8%
AudioCodes  (2) 13,902 375
Ciena  (1) 10,760 589
Ubiquiti  1,227 366
1,330
Electronic Equipment, Instruments & Components 1.8%
CDW  4,304 713
Keysight Technologies (1) 3,941 565
Littelfuse 1,867 494
Novanta  (1) 1,347 178
OSI Systems (1) 5,642 542
Zebra Technologies, Class A (1) 1,406 682
3,174
IT Services 2.6%
Black Knight (1) 7,437 550
Broadridge Financial Solutions  3,046 467
Euronet Worldwide (1) 5,546 767
Genpact 14,384 616
Globant  (1) 2,134 443
MAXIMUS  6,663 593
MongoDB (1) 1,400 375
WEX (1) 3,137 656
4,467
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries  3,673 401
Cirrus Logic (1) 6,892 584
CMC Materials  3,366 595
Diodes (1) 4,790 382
Entegris 10,150 1,135
Inphi  (1) 1,380 246
Maxim Integrated Products  5,619 513
MKS Instruments  4,382 813
Monolithic Power Systems  1,700 601
Silicon Laboratories (1) 2,820 398

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
Teradyne  9,779 1,190
6,858
Software 6.6%
ACI Worldwide (1) 13,202 502
Aspen Technology (1) 4,819 696
Blackbaud  (1) 5,286 376
Cadence Design Systems (1) 1,823 250
Cloudflare , Class A (1) 4,920 346
Envestnet  (1) 5,495 397
Fair Isaac (1) 1,846 897
Fortinet (1) 2,882 531
HubSpot  (1) 950 432
J2 Global (1) 4,847 581
Manhattan Associates (1) 5,470 642
Open Text  8,152 389
Paylocity Holding (1) 3,310 595
Proofpoint  (1) 3,523 443
PTC (1) 5,949 819
Qualys  (1) 3,420 358
RealPage  (1) 6,552 571
Sapiens International  15,587 496
SPS Commerce (1) 6,506 646
SS&C Technologies Holdings  6,286 439
Tyler Technologies (1) 1,106 470
Zendesk  (1) 4,420 586
11,462
Total Information Technology 27,291
MATERIALS 5.5%
Chemicals 2.6%
Celanese  3,116 467
CF Industries Holdings  14,017 636
Chase  2,256 262
Element Solutions  30,616 560
HB Fuller  8,221 517
Innospec 5,845 600
RPM International  7,694 707
Scotts Miracle- Gro 2,180 534
Westlake Chemical  3,501 311
4,594
Containers & Packaging 1.9%
Avery Dennison  3,993 733
Berry Global Group (1) 11,262 692
Crown Holdings  6,638 644

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
Packaging Corp. of America  5,394 725
UFP Technologies (1) 6,038 301
Westrock 4,291 223
3,318
Metals & Mining 0.8%
Kaiser Aluminum  5,042 557
Reliance Steel & Aluminum  5,813 885
1,442
Paper & Forest Products 0.2%
Domtar  8,732 323
323
Total Materials 9,677
REAL ESTATE 7.3%
Equity Real Estate Investment Trusts 7.3%
American Campus Communities, REIT  8,018 346
Americold Realty Trust, REIT  9,308 358
Apartment Income REIT, REIT  13,901 594
Apartment Investment & Management, Class A, REIT  13,901 85
Armada Hoffler Properties, REIT  35,172 441
Camden Property Trust, REIT  5,118 563
CoreSite Realty, REIT  1,854 222
CubeSmart , REIT  10,349 392
CyrusOne , REIT  5,358 363
EPR Properties, REIT  6,070 283
Equity LifeStyle Properties, REIT  8,319 529
First Industrial Realty Trust, REIT  12,635 579
Gaming & Leisure Properties, REIT  12,690 538
Highwoods Properties, REIT  9,225 396
Lamar Advertising, Class A, REIT  4,154 390
National Health Investors, REIT  8,172 591
National Retail Properties, REIT  14,674 647
Omega Healthcare Investors, REIT  17,417 638
Pebblebrook Hotel Trust, REIT  29,500 717
PS Business Parks, REIT  3,727 576
QTS Realty Trust, Class A, REIT  3,740 232
Rexford Industrial Realty, REIT  8,437 425
Ryman Hospitality Properties, REIT  9,530 739
Service Properties Trust, REIT  27,900 331
STORE Capital, REIT  19,718 661
Terreno Realty, REIT  9,610 555
WP Carey, REIT  6,365 450
Total Real Estate 12,641

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
UTILITIES 2.7%
Electric Utilities 1.3%
NRG Energy  2,783 105
OGE Energy  19,307 625
Pinnacle West Capital  9,807 798
Portland General Electric  13,698 650
2,178
Gas Utilities 0.7%
Atmos Energy  3,570 353
Southwest Gas Holdings  6,502 447
UGI  9,023 370
1,170
Independent Power & Renewable Electricity Producers 0.1%
Brookfield Renewable, Class A  5,320 249
249
Multi-Utilities 0.1%
Unitil 4,635 212
212
Water Utilities 0.5%
American Water Works  1,591 239
Essential Utilities  7,560 338
SJW Group  5,145 324
901
Total Utilities 4,710
Total Common Stocks (Cost $122,418) 171,830
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 2,647,648 2,648
Total Short-Term Investments (Cost $2,648) 2,648

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 0.08% (3)(4) 87,144 871
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 871
Total Securities Lending Collateral (Cost $871) 871
Total Investments in Securities 100.7%
(Cost $125,937) $ 175,349
Other Assets Less Liabilities (0.7)% (1,167)
Net Assets 100.0% $ 174,182
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 657  ¤  ¤ $ 2,648
T. Rowe Price Short-Term Fund,
0.08% 3,384  ¤  ¤ 871
Total $ 3,519^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,519.

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F202-054Q1 03/21